SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Disclosure of Events After Reporting Period [abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
The Group has considered events after December 31, 2022, to assess whether it is necessary to recognize or disclose them in these consolidated financial statements. Such events were assessed through April 27, 2023, the date when the consolidated financial statements were available for issue.

43.1 Issue of simple corporate bonds not convertible into shares

On January 27, 2023, the Company’s Board of Directors approved the issuance of simple corporate bonds not convertible into shares under the Global Corporate Bond Issuance Program for up to USD 150 million as approved by the Annual Shareholders’ Meeting held on April 16, 2020, the terms and conditions of which were approved by the Board of Directors at its meeting held on the same day.

On February 22, 2023, the Company issued its Class 1 corporate notes, for a face value of $25,636.3 million (equivalent to USD 133.3 million), bearing interest at BADLAR + 2% and maturing within 18 months.
43.2 Annual shareholders’ meeting

The annual shareholders’ meeting held on April 25, 2023, approved (i) to allocate the sum of 1,939 million (in December 31, 2022 currency) to the Optional Reserve for Future Dividends; (ii) to delegate to the Board of Directors the power to totally or partially release and distribute in cash and/or in kind, one or more payments, the amount in constant currency of the Optional Reserve for Future Dividends depending on the evolution of the business and the regulatory restrictions and limitations through the next annual shareholders meeting that will consider the financial statements corresponding to the year ending December 31, 2023; and (iii) to voluntarily reduce the capital stock for a total amount of up to 12,543,339 ordinary shares, which includes 12,352,329 treasury shares acquired under the Company's share repurchase plans and 191,010 shares registered to shareholders that cannot be identified since 1995.

43.3 Global Note Program

At the annual ordinary and extraordinary shareholders meeting held on April 25, 2023, our shareholders approved, the issuance of non-convertible negotiable obligations ("obligaciones negociables"), under the current Global Corporate Bond Issuance Program and an increase in an aggregate amount limit of The Program to US$500 million or its equivalent in other currencies (the “Note Program”), in accordance with the provisions of the Negotiable Obligations Law No. 23,576, as amended and supplemented, and Title II of the Rules of the CNV. As of the date of this annual report, we have not issued any negotiable obligation under the Note Program, other than the one mentioned in Note 43.1.